Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenues
Total net sales	$ 136,046	$ 144,050
Cost of revenues
Total cost of sales	75,807	80,153
Gross profit	60,239	63,897
Operating expenses
Research and development, net	18,792	23,977
Selling, general and administrative	53,851	64,373
Total operating expenses	72,643	88,350
Operating loss	(12,404)	(24,453)
Financial income (expenses), net	1,473	1,217
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest, Total	(10,931)	(23,236)
Income tax benefit (expenses)	455	716
Share in net profits (losses) of associated companies	1,668	2,031
Net loss	$ (13,054)	$ (25,983)
Earnings Per Share, Basic	$ (0.18)	$ (0.37)
Weighted average shares outstanding - diluted	71,967	69,993
Comprehensive Loss
Net loss attributable to non-controlling interests	$ (13,054)	$ (25,983)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	1,726	(2,186)
Unrealized Gain (Loss) on Cash Flow Hedging Instruments	(3,035)	682
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(1,309)	(1,504)
Comprehensive loss attributable to Stratasys Ltd.	(14,363)	(27,487)
Products
Revenues
Total net sales	93,795	99,196
Cost of revenues
Total cost of sales	47,268	49,757
Service [Member]
Revenues
Total net sales	42,251	44,854
Cost of revenues
Total cost of sales	$ 28,539	$ 30,396